As filed with the Securities and Exchange Commission on April 17, 1998
                                                                File No. 33-9645
                                                               File No. 811-4881
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 53

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 54
--------------------------------------------------------------------------------

                             NORWEST ADVANTAGE FUNDS
            (Formerly "Norwest Funds" and "Prime Value Funds, Inc.")
             (Exact Name of Registrant as Specified in its Charter)

                               Two Portland Square
                              Portland, Maine 04101
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (207) 879-1900
--------------------------------------------------------------------------------

                               Max Berueffy, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Anthony C.J. Nuland, Esq.
                       Seward & Kissel 1200 G Street, N.W.
                             Washington, D.C. 20005
--------------------------------------------------------------------------------

             It is proposed that this filing will become effective:

  _____  immediately  upon  filing  pursuant to Rule 485,  paragraph  (b)
  _____  on [ ] pursuant to Rule 485,  paragraph  (b)
  _____  60 days after filing  pursuant to Rule 485,  paragraph  (a)(i)
  _____  on February 28, 1998 pursuant to Rule 485, paragraph (a)(i)
  __X__  75 days after  filing  pursuant to Rule 485,  paragraph  (a)(ii)
  _____  on [ ] pursuant to Rule 485, paragraph (a)(ii)
  _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
               (Prospectus offering Shares of Treasury Plus Fund)

Form N-1A
 Item No.          (Caption)                                           Location in Prospectus (Caption)
---------          ---------                                           --------------------------------
Item 1.            Cover Page                                          Cover Page

Item 2.            Synopsis                                            Prospectus Summary

Item 3.            Condensed Financial Information                     Financial Highlights; Other Information -
                             Performance Information
Item 4.            General Description of
                   Registrant                                          Prospectus Summary; Investment Objectives
                                                                       and Policies; Additional Investment
                                                                       Policies and Risk Considerations; and
                                                                       Other Information - The Trust and Its
                                                                       Shares

Item 5.            Management of the Fund                              Prospectus Summary; Management

Item 5A.           Management's Discussion of
                   Fund Performance                                    Not Applicable

Item 6.            Capital Stock and
                   Other Securities                                    Cover; Dividends and Tax Matters; Other
                                                                       Information - The Trust and Its Shares

Item 7.            Purchase of Securities Being Offered                How To Buy Shares; Management,
                                                                       Administration and Distribution Services

Item 8.            Redemption or Repurchase                            How To Sell Shares

Item 9.            Pending Legal Proceedings                           Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART B

Form N-1A                                                              Location in Statement of
Item No                   (Caption)                                    Additional Information (Caption)
---------                 ---------                                    --------------------------------
Item 10.           Cover Page                                          Cover Page

Item 11.           Table of Contents                                   Cover Page

Item 12.           General Information and History                     Prospectus

Item 13.           Investment Objectives and Policies                  Investment Policies; Investment Limitations

Item 14.           Management of the Fund                              Management; Additional Information about
                                                                       the Trust and the Shareholders of the Funds

Item 15.           Control Persons and Principal
                   Holders of Securities                               Additional Information about the Trust;
                                                                       Shareholdings

Item 16.           Investment Advisory and Other Services              Management

Item 17.           Brokerage Allocation and Other Practices            Portfolio Transactions

Item 18.           Capital Stock and Other Securities                  Additional Information about the Trust;
                                                                       Shareholdings

Item 19.           Purchase, Redemption and Pricing of
                   Securities Being Offered                            Additional Purchase and Redemption
                                                                       Information

Item 20.           Tax Status                                          Taxation

Item 21.           Underwriters                                        Management - Administration and
                                                                       Distribution

Item 22.           Calculation of Performance Data                     Performance and Advertising Data

Item 23            Financial Statements                                Other Information - Financial
                                                                       Statements

PROSPECTUS

JULY 1, 1998

TREASURY PLUS FUND

This Prospectus offers Shares of Treasury Plus Fund (the "Fund"), a separate diversified money market portfolio of Norwest Advantage Funds (the "Trust"), a registered, open-end, management investment company. The Fund seeks to achieve its investment objective by investing directly in portfolio securities.

This Prospectus sets forth concisely the information concerning the Trust and the Fund that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information ("SAI") with respect to the Fund dated July 1, 1998, as may be further amended from time to time. The SAI is available for reference on the SEC's Web Site (http://www.sec.gov) and contains more detailed information about the Trust and the Fund. The SAI is incorporated into this Prospectus by reference. An investor may obtain a copy of the SAI without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling (207) 879-0001. Investors should read this Prospectus and retain it for future reference.

NORWEST ADVANTAGE FUNDS IS A FAMILY OF MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY. THE SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK OR BANK AFFILIATE.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                            PAGE
1.     SUMMARY...............................................................
2.     INVESTMENT OBJECTIVES AND POLICIES....................................
3.     ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS................
       General Information...................................................
4.     MANAGEMENT OF THE FUND................................................
       Investment Advisory Services..........................................
       Management, Administration and Distribution Services..................
       Shareholder Servicing and Custody.....................................
       Expenses of the Fund..................................................
5.     PURCHASES AND REDEMPTIONS OF SHARES...................................
       General Purchase Information..........................................
       Purchase Procedures...................................................
       General Redemption Information........................................
       Redemption Procedures.................................................
       Exchanges.............................................................
       Shareholder Services..................................................
6.     DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS..............................
       Dividends.............................................................
       Tax Matters...........................................................
7.     OTHER INFORMATION.....................................................
       Banking Law Matters...................................................
       Determination of Net Asset Value......................................
       Performance Information...............................................
       The Trust and Its Shares..............................................

       APPENDIX A............................................................
         Investments, Investment Strategies and Risk Considerations

1.       SUMMARY

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

WHO SHOULD INVEST

The single class of shares offered by Treasury Plus Fund is designed primarily for institutional clients. The Fund is not intended to provide a complete or balanced investment program, but can serve as a component of an investor's investment program.

THE FUND

TREASURY PLUS FUND seeks to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund pursues its investment objective by investing primarily in obligations that are issued or guaranteed by the United States Treasury and repurchase agreements supported by such obligations. The Fund also may invest in obligations that are issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

MANAGEMENT OF THE FUND

ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. ("Norwest"), a subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"), is the Fund's investment adviser ("Adviser"). Norwest is paid an investment advisory fee by Treasury Plus Fund. Norwest provides investment advice to various institutions, pension plans and other accounts and, as of December 31, 1997, managed over $23.6 billion in assets. (See "Management of the Fund -- Investment Advisory Services.") Norwest Bank serves as transfer agent, dividend disbursing agent and custodian of the Trust (See "Management of the Fund -- Shareholder Servicing and Custody" and "-- Management, Administration and Distribution Services.")

FUND MANAGEMENT AND ADMINISTRATION

The business of the Trust is managed under the direction of the Board of Trustees of the Trust (the "Board"). The manager of the Trust and distributor of its shares is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Forum Administrative Services, LLC ("FAS") provides administrative services for the Fund (See "Management -- Management, Administration and Distribution Services.")

PURCHASE AND REDEMPTION OF SHARES

Shares may be purchased or redeemed without a sales or other charge. The minimum initial investment is $100,000. There is no minimum subsequent investment. (See "Purchases and Redemptions of Shares.")

EXCHANGES

Holders of shares of Treasury Plus Fund may exchange their shares among certain other funds of the Trust. ("See Purchases and Redemptions of Shares -- Exchanges.")

DIVIDENDS AND DISTRIBUTIONS

Dividends of the Fund's net investment income are declared daily and paid monthly. The Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional shares of the Fund unless the shareholder elects to have them paid in cash. See "Dividends, Distributions and Tax Matters."

CERTAIN RISK FACTORS

There can be no assurance that the Fund will achieve its investment objective or maintain a stable net asset value of $1.00 per share. Upon redemption, an investment in the Fund may be worth more or less than its original value.

All investments made by the Fund entail some risk. There can be no assurance that the Fund will maintain a stable net asset value and the amount of income earned by the Fund will tend to vary with changes in prevailing interest rates. Certain investments and investment techniques, however, entail additional risks, such as the potential use of leverage by the Fund through borrowings, reverse repurchase agreements, securities lending and other investment techniques. (See "Appendix A -- Investments, Investment Strategies and Risk Considerations.")

EXPENSES OF INVESTING IN THE FUND

The purpose of the following table is to assist investors in understanding the expenses that an investor in the Fund will bear directly or indirectly. There are no transaction charges in connection with purchases, redemptions or exchanges. The Fund has not adopted a Rule 12b-1 plan and, accordingly, does not incur distribution expenses.

ANNUAL FUND OPERATING EXPENSES(1)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS AFTER APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS)

                                                                    TOTAL
                                  INVESTMENT         OTHER        OPERATING
                                 ADVISORY FEES    EXPENSES (2)   EXPENSES (2)
                                 -------------    ------------   ------------

Treasury Plus Fund                   0.20%           0.30%          0.50%

(1) For a further description of the various expenses associated with investing in the Fund, see "Management." The expenses are based on estimated expenses for the Fund's first fiscal period of operations ending May 31, 1999.

(2) Absent expense reimbursements and fee waivers the expenses of Treasury Plus Fund would be: "Other Expenses," 0.40%; and "Total Operating Expenses," 0.60%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE

The following is a hypothetical example that indicates the dollar amount of expenses that an investor would pay, assuming a $1,000 investment, the expenses listed in the "Annual Fund Operating Expenses" table, a 5% annual return and reinvestment of all dividends and distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED. The 5% annual return is not predictive of and does not represent the Fund's projected returns; rather, it is required by government regulation.

            1 YEAR            3 YEARS             5 YEARS             10 YEARS
            ------            -------             -------             --------

              5                 16                  28                   63

2.       INVESTMENT OBJECTIVE AND POLICIES

There can be no assurance that the Fund will achieve its investment objective or that it will maintain a stable net asset value.

The investment objective, policies and risk considerations of the Fund are described below. For a further description of the Fund's investments and investment techniques and additional risk considerations associated with those investments and techniques, see "Additional Investment Policies and Risk Considerations," "Appendix A -- Investments, Investment Strategies and Risk Considerations" and the SAI.

For a general description of the limits imposed on Treasury Plus Fund's investments, see "Additional Investment Policies and Risk Considerations -- General Information -- General Money Market Fund Guidelines."

TREASURY PLUS FUND

INVESTMENT OBJECTIVE. The investment objective of Treasury Plus Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund seeks to attain its investment objective by investing in obligations that are issued or guaranteed by the U.S. Treasury ("U.S. Treasury Securities") and repurchase agreements on those obligations. Under normal circumstances, the Fund intends to invest at least 80 percent of its assets in U.S. Treasury Securities and repurchase agreements secured by U.S. Treasury Securities. U.S. Treasury Securities include U.S. Treasury bills, bonds and notes and may include certain in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. (See "Appendix A -- U.S. Government Securities.") The Fund may also invest in obligations issued or guaranteed as to principal and interest by the United States Government or by any of its agencies and instrumentalities ("U.S. Government Securities"). Additionally, the Fund may invest in certain zero-coupon securities and in repurchase agreements secured by U.S. Government Securities.

The U.S. Government Securities in which the Fund may invest include obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Fund may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit. (See "Appendix A --U.S. Government Securities.")

The Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. In addition, the Fund may invest in other types of related zero-coupon securities. (See "Appendix A -- U.S. Government Securities -- Zero Coupon Securities.")

3.       ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

GENERAL INFORMATION

The Fund's investment objective and all investment policies that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares. Except as otherwise indicated, investment policies of the Fund are not deemed to be fundamental and may be changed by the Board without shareholder approval. A further description of the Fund's investment policies, including additional fundamental policies, is contained in the SAI.

As part of its regular banking operations, Norwest Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Norwest Bank. A lending relationship will not be a factor in the selection of portfolio securities for the Fund.

BORROWING

As a fundamental policy, the Fund may borrow money from banks or by entering into reverse repurchase agreements and will limit borrowings to amounts not in excess of 33 1/3% of the value of the Fund's total assets. The Fund's borrowing for other than temporary or emergency purposes or meeting redemption requests may not exceed 5% of the value of the Fund's assets. The Fund may enter into reverse repurchase agreements. When the Fund establishes a segregated account to limit the amount of leveraging of the Fund with respect to certain investment techniques, such as reverse repurchase agreements, the Fund does not treat those techniques as involving borrowings although they may have characteristics and risks similar to borrowings and result in the Fund's assets being leveraged. (See "Appendix A -- Borrowing and Techniques Involving Leverage.")

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES

The Fund may enter into repurchase agreements and may lend securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, the Fund may have difficulties in exercising its rights to the underlying securities, may incur costs and experience time delays in disposing of them and may suffer a loss.

Repurchase agreements are transactions in which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When the Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Fund may pay fees to arrange securities loans and the Fund will limit securities lending to not more than 33 1/3% of the value of its total assets, as determined by SEC guidelines.

DIVERSIFICATION AND CONCENTRATION

The Fund is diversified as that term is defined in the Investment Company Act of 1940 (the "1940 Act"). As a fundamental policy, with respect to 75% of its assets, a diversified fund may not purchase a security (other than a U.S. Government Security or shares of investment companies) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. The Fund is prohibited from concentrating its assets in the securities of issuers in any industry. As a fundamental policy, the Fund may not purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. The Fund reserves the right to invest up to 100% of its investable assets in one or more investment companies.

ILLIQUID SECURITIES

The Fund may not knowingly acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10 percent of the Fund's net assets taken at current value would be invested in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and include, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board)., The Adviser determines and monitors the liquidity of the portfolio securities under the supervision of the Board.

FIXED INCOME INVESTMENTS AND THEIR CHARACTERISTICS

Although the Fund only invests in investment grade fixed income securities an investment in the Fund is subject to risk even if all fixed income securities in the Fund's portfolio are paid in full at maturity. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuers actual or perceived creditworthiness or ability to meet its obligations.

The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors which may restrict the ability of any issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists that the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Fund invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Variable and floating rate instruments are, however, subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by the Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index.

There may not be an active secondary market for certain floating or variable rate instruments which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights (such as puts) it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. Norwest monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

RATING MATTERS

The Fund's investments are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund will buy debt securities that are rated in the top two rating categories by an NRSRO.

The Fund also may purchase unrated securities if the securities are of comparable quality to other rated securities of the issues eligible for purchase by the Fund. Unrated securities may not be as actively traded as rated securities. The Fund may retain a security whose rating has been lowered below the Fund's lowest permissible rating category (or that are unrated and determined by Norwest to be of comparable quality to securities whose rating has been lowered below the Fund's lowest permissible rating category) if Norwest determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

PORTFOLIO TRANSACTIONS

Norwest monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks.

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. The Fund's portfolio turnover is reported under "Financial Highlights." Norwest anticipates that the annual portfolio turnover rate of Treasury Plus Fund will be less than 100% in its first year of operations. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

YEAR 2000 COMPLIANCE

Like other mutual funds, financial and other business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers to the Fund do not properly process and calculate date-related information and data from and after January 2000. The Adviser and Manager have taken steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. Neither the Adviser nor Manager anticipate that the arrival of the Year 2000 will have a material impact on their ability to continue to provide the Fund with service at current levels.

4.       MANAGEMENT OF THE FUND

The business of the Trust is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the results of the Fund, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. The Board consists of eight persons.

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. Subject to the general supervision of the Board, Norwest Investment Management, Inc. makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of December 31, 1997, Norwest Corporation had assets of $88.5 billion, which made it the 11th largest bank holding company in the United States. As of December 31, 1997, Norwest and its affiliates managed assets with a value of approximately $51.7 billion.

PORTFOLIO MANAGERS. Many persons on the advisory staff of Norwest contribute to the investment services provided to the Fund. The following persons, however, are primarily responsible for day-to-day management and, unless otherwise noted, have been since the inception of the Fund. In addition to their responsibilities as listed below, each of the portfolio managers associated with Norwest may perform portfolio management and other duties for Norwest Bank.

          David D. Sylvester, Laurie R. White and Robert G. Leuty. Mr. Sylvester has been associated with Norwest since 1979, and as a Vice President and Senior Portfolio Manager since 1985. He has over 20 years' experience in managing securities portfolios. Ms. White has been a Vice President and Senior Portfolio Manager of Norwest since 1991; from 1989 to 1991, she was a Portfolio Manager at Richfield Bank and Trust. Mr. Leuty is an associate fund manager and has been associated with Norwest since January 1993; prior thereto he was an In-Charge Accountant with Price Waterhouse.

ADVISORY FEES. For its services, Norwest receives investment advisory fees from the Fund at an annual rate of 0.20% of the first $300 million of the Fund's average daily net assets, 0.16% of the next $400 million of the Fund's average daily net assets and 0.12% of the Fund's remaining average daily net assets.

MANAGEMENT, ADMINISTRATION AND DISTRIBUTION SERVICES

As manager Forum supervises the overall management of the Trust (including the Trust's receipt of services for which the Trust is obligated to pay) other than investment advisory services. In this capacity Forum provides the Trust with general office facilities, provides persons satisfactory to the Board to serve as officers of the Trust and oversees the performance of administrative and professional services rendered to the Fund by others. As administrator, FAS is responsible for performing certain administrative services necessary for the Trust's operations with respect to each Fund including, but not limited to: (1) preparing and printing updates of the Trust's registration statement and prospectuses, to its shareholders, the SEC and state securities administrators;
(2) preparing proxy and information statements and any other communications to shareholders; (3) monitoring the sale of shares and ensuring that such shares are properly and duly registered with the SEC and applicable state securities administrators; and (4) supervising the declaration of dividends and distributions to shareholders.

As of May 30, 1998, Forum and FAS provided management and administrative services to registered investment companies and collective investment funds with assets of approximately $__ billion. Forum is a member of the National Association of Securities Dealers, Inc. For their services, Forum and FAS each receives a fee with respect to Treasury Plus Fund at an annual rate of 0.05% of the Fund's average daily net assets.

Forum also acts as the distributor of the Shares but receives no fees for these services. From its own resources, Forum may pay fees to broker-dealers or other persons for distribution or other services related to the Fund. The Fund has not adopted a plan of distribution applicable to the Shares.

Pursuant to a separate agreement, Forum Accounting Services, LLC ("Forum Accounting") provides portfolio accounting services to the Fund. Forum, FAS, and Forum Accounting are members of the Forum Financial Group of companies which together provide a full range of services to the investment company and financial services industry. As of July 1, 1998, Forum, FAS and Forum Accounting were controlled by John Y. Keffer, President and Chairman of the Trust.

SHAREHOLDER SERVICING AND CUSTODY

Norwest Bank serves as transfer agent and dividend disbursing agent for the Trust (in this capacity, the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents or processing agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Trust's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent. Sub-transfer agents and processing agents may be "Processing Organizations" as described under "How to Buy Shares -- Purchase Procedures." The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the Transfer Agent. For its services, the Transfer Agent receives a fee with respect to the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to each class of the Fund.

Norwest Bank also serves as the Fund's custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries. For its custodial services, Norwest Bank receives a fee with respect to the Fund at an annual rate of 0.02% of the first $100 million of the Fund's average daily net assets, 0.015% of the next $100 million of the Fund's average daily net assets and 0.01% of the Fund's remaining average daily net assets.

EXPENSES OF THE FUND

Subject to the obligation of Norwest to reimburse the Trust for certain expenses of the Fund, the Trust has confirmed its obligation to pay all the Trust's expenses. The Fund's expenses include Trust expenses attributable to the Fund, which are allocated to the Fund, and expenses not specifically attributable to the any fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider to the Fund may elect to waive (or continue to waive) all or a portion of their fees, which are accrued daily and paid monthly. Any such waivers will have the effect of increasing the Fund's performance for the period during which the waiver is in effect. Fee waivers are voluntary and may be reduced or eliminated at any time.

The Fund bears all costs of its operations. The costs borne by the Fund include a pro rata portion of the following: legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; brokerage fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on fund securities and pricing of the Fund's shares; a portion of the expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Trust expenses directly attributed to the Fund are charged to the Fund; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series.

Each service provider to the Trust or their agents and affiliates also may act in various capacities for, and receive compensation from, their customers who are shareholders of the Fund. Under agreements with those customers, these entities may elect to credit against the fees payable to them by their customers or to rebate to customers all or a portion of any fee received from the Trust with respect to assets of those customers invested in the Fund.

5.       PURCHASES AND REDEMPTIONS OF SHARES

Treasury Plus Fund is designed primarily for institutional clients. Shares are continuously sold and redeemed at a price equal to their net asset value next-determined after receipt of an order or redemption request, on every weekday except customary national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday ("Fund Business Day").

GENERAL PURCHASE INFORMATION

Investments in the Fund may be made either through certain financial institutions or by an investor directly. An investor who invests in the Fund directly will be the shareholder of record. All transactions in the Fund's shares are effected through the Transfer Agent, which accepts orders for redemptions and for subsequent purchases only from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. Shares must be paid for in U.S. dollars by check or money order (drawn on a U.S. bank), by bank or federal funds wire transfer, or by electronic bank transfer; cash cannot be accepted.

When you sign your application for a new Fund account, you are certifying that your Social Security or other taxpayer ID number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Fund to withhold 31% of your distributions and redemptions.

Shares of the Fund are offered without a sales charge and may be redeemed without charge. The minimum investment amount in Shares of Treasury Plus Fund is $100,000. There is no minimum amount for subsequent investments.

Shares of the Fund become entitled to receive dividends on the Fund Business Day that a purchase order is accepted. An investor's order will not be accepted or invested by the Fund during the period before the Fund's receipt of immediately available funds. Purchase and redemption orders will be accepted on Fund Business Days only until the times indicated below.

     ORDER MUST BE RECEIVED BY          PAYMENT MUST BE RECEIVED BY

             5:00 P.M.                           5:00 P.M.

All times referenced in the above table are Eastern Time. The Trust reserves the right to close early and advance the time by which the Fund must receive purchase or redemption orders and payments on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early, the Public Securities Association recommends that the government securities markets close early or due to other circumstances which may affect the Fund's trading hours.

The Fund reserves the right to reject any subscription for the purchase of its shares. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

PURCHASE PROCEDURES

Investors may obtain the account application form necessary to open an account by writing the Trust at the following address:

                  Norwest Advantage Funds
                  Treasury Plus Fund
                  Norwest Bank Minnesota, N.A.
                  Transfer Agent
                  733 Marquette Avenue
                  Minneapolis, MN 55479-0040

To participate in shareholder services not referenced on the account application form and to change information on a shareholder's account (such as addresses), investors or existing shareholders should contact the Trust. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and to charge a fee for certain shareholder services, although no such fees are currently contemplated. Any privilege and participation in any program may be terminated by the shareholder at any time by writing to the Trust.

BY MAIL. Investors may send a check or money order (cash cannot be accepted) along with a completed account application form to the Trust at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, the Transfer Agent or FFSI.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Norwest Advantage Funds" or to one or more owners of that account and endorsed to Norwest Advantage Funds. No other method of payment by check will be accepted. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of the Fund must be made payable on its face to "Norwest Advantage Funds." No other method of payment by check will be accepted.

BY BANK WIRE. To make an initial investment in the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Transfer Agent at (612) 667-8833 or (800) 338-1348 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

                  Norwest Bank Minnesota, N.A.
                  A091 000 019
                  For Credit to: Norwest Funds 0844-131
                  Re: Treasury Plus Fund
                  Account No.:
                  Account Name:

The investor should then promptly complete and mail the account application form. There may be charges by the investor's bank for transmitting the money by bank wire. The Trust does not charge investors for the receipt of wire transfers. Payment by bank wire is treated as a federal funds payment when received.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks and other financial institutions ("Processing Organizations"). The Transfer Agent, FFSI or their affiliates may be Processing Organizations. Financial institutions, including Processing Organizations, may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through a Processing Organization will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Customers who purchase the Fund's shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations may also enter purchase orders with payment to follow.

Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer.

SUBSEQUENT PURCHASES OF SHARES

Subsequent purchases may be made by mailing a check, by sending a bank wire or through the shareholder's Processing Organization as indicated above. All payments should clearly indicate the shareholder's name and account number.

GENERAL REDEMPTION INFORMATION

Fund shares may be redeemed at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Redeemed shares are not entitled to receive dividends on the day on which the redemption is effective. Redemption orders are accepted up to the time indicated under "Purchases and Redemptions of Shares --General Purchase Information." The Trust reserves the right to close early and to advance the times by which the Fund must receive redemption orders. (See "Purchase and Redemption of Shares -- General Purchase Information.")

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following receipt of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check to purchase the shares being redeemed has been cleared by the shareholder's bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Fund of its portfolio securities or determination by the Fund of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.

To protect shareholders and the Fund against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) endorsement on a share certificate; (2) instruction to change a shareholder's record name; (3) modification of a designated bank account for wire redemptions;
(4) dividend and distribution election; (5) telephone redemption; (6) exchange option election or any other option election in connection with the shareholder's account; (7) written instruction to redeem Shares whose value exceeds $50,000; (8) redemption in an account in which the account address has changed within the last 30 days; (9) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(10) the remitting of redemption proceeds to any address, person or account for which there are not established standing instructions on the account.

Signature  guarantees  may be  provided  by any  bank,  broker-dealer,  national securities exchange, credit union, savings association or other eligible institution that is authorized to guarantee signatures and is acceptable to the Transfer Agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. Shareholders who want telephone redemption or exchange privileges must elect those privileges. The Trust and Transfer Agent will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust and Transfer Agent did not employ such procedures, they could be liable for losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.
During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account whose aggregate net asset value is less than $1,000 immediately following any redemption.

REDEMPTION PROCEDURES

Shareholders who have invested directly in the Fund may redeem their shares as described below. Shareholders who have invested through a Processing Organization may redeem their shares through the Processing Organization as described under "Purchases and Redemptions of Shares -- Purchase Procedures -- Through Financial Institutions." Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application form. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

BY MAIL. Shareholders may redeem shares by sending a written request to the Transfer Agent accompanied by any share certificate that may have been issued to the shareholder to evidence the shares being redeemed. All written requests for redemption must be signed by the shareholder with signature guaranteed, and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. (See "Purchases and Redemptions of Shares -- General Redemption Information.")

BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at (800) 338-1348 or (612) 667-8833 and providing the shareholder's account number, the exact name in which the shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.
(See "Purchases and Redemptions of Shares -- General Redemption Information.")

BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by federal funds wire to a bank account designated in writing by the shareholder. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after a redemption request in proper form is received by the Transfer Agent.

EXCHANGES

Shareholders of Treasury Plus Fund may exchange their shares for shares of the following funds of the Trust: Shares of Cash Investment Fund, U.S. Government Fund, Treasury Fund, Investor Shares of Ready Cash Investment Fund, Institutional and Investor Shares of Municipal Money Market Fund; I Shares of Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Strategic Income Fund (FORMERLY CONSERVATIVE BALANCED FUND), Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund; Index Fund, Income Equity Fund,
ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund, Contrarian Stock Fund and International Fund. The Trust may in the future create additional classes of funds the shares of which will be exchangeable with the shares of the Fund. A current list of the funds of the Trust that offer shares exchangeable with the Shares of the Fund can be obtained through Forum by contacting the Transfer Agent.

The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make; the Fund reserves the right, however, to limit excessive exchanges by any shareholder. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of, the fund into which a shareholder is exchanging.

Exchanges may only be made between identically registered accounts or to open a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which the exchange is being made. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

The Fund and federal tax law treat an exchange as a redemption and a purchase. Accordingly, a shareholder may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in the shares at the time of the exchange transaction. Exchange procedures may be materially amended or terminated by the Trust at any time upon 60 days' notice to shareholders. (See "Additional Purchase and Redemption Information" in the SAIs.)

BY MAIL. Exchanges may be made by sending a written request to the Transfer Agent accompanied by any share certificates for the shares to be exchanged. All written requests for exchanges must be signed by the shareholder, and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed. (See "Purchases and Redemptions of Shares -- General Redemption Information.")

BY TELEPHONE. A shareholder who has elected telephone exchange privileges may make a telephone exchange by calling the Transfer Agent at (800) 338-1348 or
(612) 667-8833 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. (See "Purchases and Redemptions of Shares -- General Redemption Information.")

SHAREHOLDER SERVICES

RETIREMENT ACCOUNTS

The Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively "IRAs"). An IRA account application form may be obtained by contacting the Trust at (800) 338-1348 or (612) 667-8833. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. In the case of a Roth IRA, if certain requirements are met, investment earnings will not be taxed even when withdrawn. Individuals may make IRA contributions of up to a maximum of $2,000 annually. Only contributions to Traditional IRAs are tax-deductible. However, the deduction will be reduced if the individual or, in the case of a married individual, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels. The ability of an individual to make contributions to a Roth IRA is restricted if the individual (or, in some cases, a married couple) has adjusted gross income above certain levels.

An employer may also contribute to an individual's IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, an employee may contribute up to $6,000 annually to the employee's IRA, and the employer must generally match such contributions up to 3% of the employee's annual salary. Alternatively, the employer may elect to contribute to the employee's IRA 2% of the lesser of the employee's earned income or $160,000.

The foregoing discussion regarding IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for tax planning. Investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes.

CHECKWRITING

Shareholders of the Fund wishing to establish checkwriting privileges may do so by completing an application, which may be obtained by writing or calling the Fund or the Transfer Agent. After the application is properly completed and returned to the Fund, the shareholder will be supplied with checks which may be made payable to any person in any amount of $500.00 or more. When a check is presented for payment, the number of full and fractional shares required to cover the amount of the check will be redeemed from the shareholder's account by the Transfer Agent as agent for the shareholder. Any shares for which certificates have been issued may not be redeemed by check. If the amount of a check is greater than the value of the uncertificated shares held in the shareholder's account, the check will not be honored. Fund shares may not be redeemed until the check used to purchase the shares has cleared (which may take 15 or more days). A shareholder may not liquidate the shareholder's entire account by means of a check. Shareholders will be subject to the rules and regulations of the Transfer Agent pertaining to the checkwriting privilege as amended from time to time. Checkwriting procedures may be changed, modified or terminated at any time by the Trust or the Transfer Agent upon written notification to the shareholder.

REOPENING ACCOUNTS

A shareholder may reopen an account without filing a new account application form at any time within one year after the shareholder's account is closed, provided that the information on the account application form on file with the Trust is still applicable.

6.       DIVIDENDS, DISTRIBUTIONS AND
         TAX MATTERS

DIVIDENDS

Dividends of the Fund's net investment income are declared daily and paid monthly. Distributions of net capital gain, if any, realized by the Fund are distributed annually.

Shareholders may choose to have dividends and distributions of the Fund reinvested in shares of the Fund (the "Reinvestment Option"), to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of another fund of the Trust (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Fund.

Under the Reinvestment Option, all dividends and distributions of the Fund are automatically invested in additional shares of the Fund. All dividends and distributions are reinvested at the Fund's net asset value as of the payment date of the dividend or distribution. Shareholders are assigned this option unless one of the other two options is selected. Under the Cash Option, all dividends and distributions are paid to the shareholder in cash. Under the Directed

Dividend Option, shareholders of the Fund whose shares in a single account of the Fund total $10,000 or more may elect to have all dividends and distributions reinvested in shares of another fund of the Trust, provided that those shares are eligible for sale in the shareholder's state of residence. For further information concerning the Directed Dividend Option, shareholders should contact the Transfer Agent.

TAX MATTERS

The Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be liable for federal income and excise taxes on the net investment income and net capital gain distributed to its shareholders. Because the Fund intends to distribute all of its net investment income and net capital gain each year, the Fund should thereby avoid all federal income and excise taxes.

Dividends paid by the Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders of the Fund as ordinary income. Two different tax rates apply to net capital gain - that is, the excess of gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months ("mid-term gain"), and a second rate (generally 20%) applies to the balance of net capital gain ("adjusted net capital gain"). Distributions of mid-term gain and adjusted net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. If a shareholder holds Shares for six months or less and during that period receives a distribution of net capital gain, any loss realized on the sale of the Shares during that six-month period would be a long-term capital loss to the extent of the distribution. Distributions reduce the net asset value of the Fund paying the dividend or distribution by the amount of the distribution. Furthermore, a distribution made shortly after the purchase of Shares by a shareholder, although in effect a return of capital to that particular shareholder, will be taxable to the shareholder.

MISCELLANEOUS

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to a shareholder who fails to provide the Fund with a correct taxpayer identification number or to make required certifications, or who is subject to backup withholding.

Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

7.       OTHER INFORMATION

BANKING LAW MATTERS

Federal banking rules generally permit a bank or bank affiliate to act as investment adviser, transfer agent, or custodian to an investment company and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment. Forum believes that Norwest and any bank or other bank affiliate also may perform Processing Organization or similar services for the Trust and its shareholders without violating applicable federal banking rules. If a bank or bank affiliate were prohibited in the future from so acting, changes in the operation of the Trust could occur and a shareholder serviced by the bank or bank affiliate may no longer be able to avail itself of those services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is determined as of 5:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Fund only determines net asset value on Fund Business Days.

In order to maintain a stable net asset value per share of $1.00, the portfolio securities of the Fund are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If the market value of the Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether any action should be initiated to prevent any material effect on shareholders.

PERFORMANCE INFORMATION

The Fund's performance may be quoted in terms of yield or total return. All performance information is based on historical results and is not intended to indicate future performance. The Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, the Fund takes the income it earned from its investments for a 7-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 7-day period.

The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period.
Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. Published yield quotations are, and total return figures may be, based on amounts invested in the Fund net of sales charges that may be paid by an investor. A computation of yield or total return that does not take into account sales charges paid by an investor will be higher than a similar computation that takes into account payment of sales charges.

The Fund's advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC Financial Data, Inc. In addition, the performance of the Fund may be compared to securities indices. These indices may be comprised of a composite of various recognized securities indices to reflect the investment policies of the Fund. Indices are not used in the management of the Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund. This material is not to be considered representative or indicative of future performance. All performance information for the Fund is calculated on a class basis.

THE TRUST AND ITS SHARES

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares; the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into thirty-nine separate series.

OTHER CLASSES OF SHARES

Cash Investment Fund, U.S. Government Fund, Treasury Fund, Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth and Income Portfolio, Norwest WealthBuilder II Growth Balanced Portfolio, Performa Disciplined Growth Fund, Performa Small Cap Value Fund, Performa Strategic Value Bond Fund, Performa Global Growth Fund, Diversified Bond Fund, Minnesota Intermediate Tax-Free Fund, Aggressive Balanced-Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Diversified Small Cap Fund and Contrarian Stock Fund currently issue one class of shares. Ready Cash Investment Fund currently issues two classes of shares -- Investor Shares and Exchange Shares. Municipal Money Market Fund currently issues two classes of shares -- Institutional

Shares and Investor Shares. Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Index Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Small Company Stock Fund, Small Cap Opportunities Fund and International Fund issue three classes of shares, I Shares, A Shares and B Shares. A Shares and B Shares are offered to retail investors. A Shares charge a front-end sales charge and B Shares (and Exchange Shares) charge a contingent deferred sales charge. Each class of a Fund will have a different expense ratio and may have different sales charges (including distribution fees). Each class' performance is affected by its expenses and sales charges. For more information on any other class of shares of the Funds investors may contact the Transfer Agent at (612) 667-8833 or (800) 338-1348 or the Funds' distributor. Investors may also contact their Norwest sales representative to obtain information on the other classes.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any distribution plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

From time to time, certain shareholders may own a large percentage of the Shares of a Fund and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote. Due to its ownership of the initial shares of the Fund, Forum Financing, Inc. may be deemed to control the Fund prior to the public offering of the Fund's shares.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                   APPENDIX A
           INVESTMENTS, INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

U.S. GOVERNMENT SECURITIES

As used in this Prospectus, the term U.S. Government Securities means obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The U.S. Government Securities in which the Fund may invest include U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Fund may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

ZERO-COUPON SECURITIES

The Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").
The Fund may invest in other types of related zero-coupon securities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but the Fund holding a zero-coupon security must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Fund may invest. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when an investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES

The Fund may invest up to 10 percent of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in 7 days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. The Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

An institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or other exemptions, the Adviser may determine that such securities are not illiquid securities, under guidelines or other exemptions adopted by the Board. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be illiquid.

BORROWING

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund may not purchase securities for investment while any borrowing equal to 5 percent or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 5 percent of the value of the Fund's total assets. The Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account; the use of these techniques in connection with a segregated account may result in a Fund's assets being 100 percent leveraged. (See "Appendix A -- Techniques Involving Leverage.")

TECHNIQUES INVOLVING LEVERAGE

Utilization of leveraging involves special risks and may involve speculative investment techniques. The Fund may borrow for other than temporary or emergency purposes, lend its securities, enter reverse repurchase agreements, and purchase securities on a when-issued or forward commitment basis. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage. The Fund uses these investment techniques only when Norwest believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when the Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund.

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash and securities in accordance with SEC guidelines. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

REPURCHASE  AGREEMENTS,   SECURITIES  LENDING,  REVERSE  REPURCHASE  AGREEMENTS,
WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLL TRANSACTIONS.

The Fund's use of repurchase agreements, securities lending, reverse repurchase agreements and forward commitments entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty while these transactions remained open or a counterparty defaulted on its obligations, the Fund might suffer a loss. Failure by the other party to deliver a security purchased by the Fund may result in a missed opportunity to make an alternative investment. The Adviser monitors the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks. Counterparty insolvency risk with respect to repurchase agreements is reduced by favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty. Those laws do not apply to securities lending and, accordingly, securities lending involves more risk than does the use of repurchase agreements. As a result of entering forward commitments and reverse repurchase agreements, as well as lending its securities, a Fund may be exposed to greater potential fluctuations in the value of its assets and net asset value per share. (See "Appendix A -- Techniques Involving Leverage.")

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, transactions in which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally 1 to 7 days later. The resale price of a repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust's custodian maintains possession of the collateral underlying a repurchase agreement, which has a market value, determined daily, at least equal to the repurchase price, and which consists of the types of securities in which the Fund may invest directly.

SECURITIES LENDING. The Fund may lend securities from its portfolios to brokers, dealers and other financial institutions. Securities loans must be continuously secured by cash or U.S. Government Securities with a market value, determined daily, at least equal to the value of the Fund's securities loaned, including accrued interest. The Fund receives interest in respect of securities loans from the borrower or from investing cash collateral. The Fund may pay fees to arrange the loans. The Fund will not lend portfolio securities in excess of 33 1/3 percent of the value of the Fund's total assets, as determined by SEC guidelines.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements may be viewed as a form of borrowing by the Fund from the buyer, collateralized by the security sold by the Fund. A Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Any significant commitment of a Fund's assets to the reverse repurchase agreements will tend to increase the volatility of the Fund's net asset value per share.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. A Fund may purchase fixed income securities on a "when-issued" or "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 3 months after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver a security purchased by the Fund may result in a loss or a missed opportunity to make an alternative investment. The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. If Norwest were to forecast incorrectly the direction of interest rate movements, however, the Fund might be required to complete these transactions when the value of the security is lower than the price paid by the Fund. The Fund will not purchase securities on a when-issued or forward commitment basis if, as a result, more than 15 percent of the value of the Fund's total assets would be committed to such transactions.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund purchases securities on a when-issued and forward commitment basis only with the intention of actually receiving the securities. When-issued securities may include bonds purchased on a "when, and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Commitment of the Fund's assets to the purchase of securities on a when-issued or forward commitment basis will tend to increase the volatility of the Fund's net asset value per share.

                             NORWEST ADVANTAGE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION




                                  JULY 1, 1998


                               TREASURY PLUS FUND

                               TREASURY PLUS FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 1, 1998


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:                       DISTRIBUTION:
      Norwest Bank Minnesota, N.A.              Forum Financial Services, Inc.
      Transfer Agent                            Manager and Distributor
      733 Marquette Avenue                      Two Portland Square
      Minneapolis, MN  55479-0040               Portland, Maine 04101
      (612) 667-8833/(800) 338-1348             (207) 879-1900

Treasury Plus Fund is a separate series of Norwest Advantage Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended.

This Statement of Additional Information supplements the Prospectus dated July 1, 1998, as may be amended from time to time, offering shares of Treasury Plus Fund.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH THE CURRENT PROSPECTUS, COPIES OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE BY CONTACTING THE DISTRIBUTOR AT THE ADDRESS LISTED ABOVE.

                                TABLE OF CONTENTS

                                                                           PAGE

         Introduction

         1.  Investment Policies
                  Security Ratings Information
                  Money Market Fund Matters
                  U.S. Government Securities
                  Zero Coupon Securities
                  Variable and Floating Rate Securities
                  Interest Only and Principal Only Securities
                  Illiquid and Restricted Securities
                  Loans of Portfolio Securities
                  Borrowing And Transactions Involving Leverage
                  Repurchase Agreements

         2.  Investment Limitations
                  Fundamental Limitations
                  Non-Fundamental Limitations

         3.  Performance and Advertising Data
                  SEC Yield Calculations
                  Other Advertisement Matters

         4.  Management
                  Trustees and Officers
                  Compensation of Trustees and Officers of the Trust Investment Advisory Services
                  Management and Administrative Services
                  Distribution
                  Transfer Agent
                  Custodian
                  Portfolio Accounting
                  Expenses

         5.  Portfolio Transactions

         6.  Additional Purchase, Redemption and Exchange Information
                  General
                  Exchanges
                  Redemptions

                                TABLE OF CONTENTS

                                                                           PAGE

         7.  Taxation

         8. Additional Information About the Trust and the Shareholders of the Fund
                  Determination of Net Asset Value
                  Counsel and Auditors
                  General Information
                  Registration Statement

         Appendix A - Description of Securities Ratings                      A-1

                                  INTRODUCTION

The Trust was originally organized under the name "Prime Value Funds, Inc." as a Maryland corporation on August 29, 1986, and on July 30, 1993, was reorganized as a Delaware business trust under the name "Norwest Funds." On October 1, 1995, the Trust changed its name to "Norwest Advantage Funds" and on June 1, 1997, changed its name back to "Norwest Funds." On August 4, 1997, the Trust changed its name back to "Norwest Advantage Funds."

The Fund's investment adviser is Norwest Investment Management, Inc. ("Norwest"), a subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank").
Norwest Bank, a subsidiary of Norwest Corporation, serves as the Trust's transfer agent, dividend disbursing agent and custodian.

Forum Financial Services, Inc. ("Forum"), a registered broker-dealer, serves as the Trust's manager and as distributor of the Trust's shares. Forum Administrative Services, Limited Liability Company ("FAS") serves as the Fund's administrator.

Treasury Plus Fund invests directly in portfolio securities.

As used in this SAI, the following terms shall have the meanings listed:

         "Adviser" or "Investment Adviser" shall mean Norwest.

         "Board" shall mean the Board of Trustees of the Trust.

         "CFTC" shall mean the U.S. Commodities Futures Trading Commission.

         "Code" shall mean the Internal Revenue Code of 1986, as amended.

         "Custodian" shall mean Norwest acting in its capacity as custodian of the Fund.

         "FAS" shall mean Forum Administrative Services, Limited Liability Company, the Trust's administrator.

         "Fitch" shall mean Fitch IBCA, Inc.

         "Forum" shall mean Forum Financial Services, Inc., a registered broker-dealer and distributor of the Trust's shares.

         "Forum Accounting" shall mean Forum Accounting Services, Limited Liability Company, the Trust's fund accountant.

         "Moody's" shall mean Moody's Investors Service.

         "Norwest" shall mean Norwest Investment Management, Inc., a subsidiary of Norwest Bank Minnesota, N.A.

         "Norwest Bank" shall mean Norwest Bank Minnesota, N.A., a subsidiary of Norwest Corporation.

         "NRSRO" shall mean a nationally recognized statistical rating organization.

         "SEC" shall mean the U.S. Securities and Exchange Commission.

         "S&P" shall mean Standard & Poor's.

         "Transfer Agent" shall mean Norwest Bank acting in its capacity as transfer and dividend disbursing agent of the Fund.

         "Trust" shall mean Norwest Advantage Funds, an open-end, management investment company registered under the 1940 Act.

         "U.S. Government Securities" shall mean obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" shall mean the Securities Act of 1933, as amended.

         "1940 Act" shall mean the Investment Company Act of 1940, as amended.

1.       INVESTMENT POLICIES

The following discussion is intended to supplement the disclosure in the Prospectus concerning the Fund's investments, investment techniques and strategies and the risks associated therewith. The Fund may not make any investment or employ any investment technique or strategy not referenced in the Prospectus.

SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations. A description of the ratings categories of certain NRSROs is included in Appendix A to this SAI. The Fund may use these ratings, together with other factors, to determine whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, Norwest will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, Norwest will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

The Fund may purchase certain unrated securities. Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Norwest to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if Norwest determines that retaining such security is in the best interests of the Fund.

MONEY MARKET FUND MATTERS

Pursuant to Rule 2a-7 adopted under the 1940 Act, the Fund may invest only in "eligible securities" as defined in that Rule. Generally, an eligible security is a security that (i) is denominated in U.S. Dollars and has a remaining maturity of 397 days or less; (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO; and (iii) has been determined by Norwest to present minimal credit risks pursuant to procedures approved by the Board. In addition, the Fund will maintain a dollar-weighted average maturity of 90 days or less. Unrated securities may also be eligible securities if Norwest determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Board.

Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than the U.S. Government, provided that in certain cases the Fund may invest twenty-five percent of its assets in a single issuer for a period of up to three business days. The Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or
(B) five percent of its total assets in second tier securities.

Immediately after the acquisition of any put, demand feature or guarantee, no more than five percent of the Fund's total assets may be invested in securities issued by or subject to conditional puts from the same institution and no more than ten percent of the Fund's total assets may be invested in securities issued by or subject to unconditional puts (including guarantees) from the same institution.

U.S. GOVERNMENT SECURITIES

In addition to obligations of the U.S. Treasury, the Fund may invest in certain other U.S. Government Securities. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the United States government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Small Business Administration, the Government National Mortgage Association and the Student Loan Marketing Association. Others agencies are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported primarily or solely by the creditworthiness of the issuer. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit. The Fund will invest in the obligations of such agencies or instrumentalities only when Norwest believes that the credit risk with respect thereto is consistent with the Fund's investment policies.

ZERO COUPON SECURITIES

Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity. Accordingly, these securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Federal tax law requires that the Fund accrue a portion of the discount at which a zero-coupon security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. Interest on these securities, however, is reported as income by the Fund and must be distributed to its shareholders. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when Norwest would not have chosen to sell such securities and which may result in a taxable gain or loss.

Currently U.S. Treasury securities issued without coupons include Treasury bills and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These stripped components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

VARIABLE AND FLOATING RATE SECURITIES

The securities in which the Fund invests may have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically accordingly to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by the Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. The Fund may not invest in securities which pay interest at a rate that varies inversely to prevailing short-term interest rates ("inverse floaters") and certain other variable and floating rates securities that do not comply with Rule 2a-7.

There may not be an active secondary market for any particular floating or variable rate instruments which could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its repayment obligation during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to an instrument. Norwest monitors the liquidity of the Fund's investments in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Many variable rate instruments include the right of the holder to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity.

INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES

Principal only securities ("POs") usually sell at a deep discount from face value on the assumption that the purchaser will ultimately receive the entire face value through scheduled payments and prepayments; however, the market values of POs are extremely sensitive to interest rate changes. If interest rates are falling and prepayments accelerate, the value of the PO will increase. On the other hand, if rates rise and prepayments slow, the value of the PO will drop. (See "Investment Policies - Zero Coupon Securities".)

Interest-only securities ("IOs") result from the creation of POs. IOs sell at a steep discount from their "notional" principal amount, namely, the principal balance used to calculate the interest due. They have no face or par value and, as the notional principal amortizes and prepays, the IO cash flow declines.

ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 10 percent of its net assets in securities that at the time of purchase are illiquid. Illiquid securities include securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and which are otherwise not readily marketable and include, among other things, repurchase agreements not entitling the holder to repayment within seven days. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making day-to-day determinations of liquidity to Norwest, pursuant to guidelines approved by the Board. Norwest takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. Norwest monitors the liquidity of the securities held by the Fund and reports periodically on such decisions to the Board.

In connection with the Fund's original purchase of restricted securities, it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the expenses of registration of restricted securities that are illiquid may also be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund. When registration is required, however, a considerable period may elapse between a decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. The Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

A institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act under guidelines adopted by the Board, Norwest may determine that such securities are not illiquid securities. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be illiquid.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities subject to the restrictions stated in theProspectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders' or administrative fees the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Trust's Board of Trustees. The Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or Norwest.

BORROWING AND TRANSACTIONS INVOLVING LEVERAGE

The Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3 percent of the Fund's total assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund may not purchase securities for investment while any borrowing equaling five percent or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding five percent of the value of the Fund's total assets. The Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

OTHER TECHNIQUES INVOLVING LEVERAGE

Utilization of leveraging involves special risks and may involve speculative investment techniques. The Fund may borrow for other than temporary or emergency purposes, lend its securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Fund uses these investment techniques only when Norwest believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when the Fund achieves the right to a return on a capital base that exceeds the amount of the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT

In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash and other liquid securities in accordance with SEC guidelines. The account value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include: (1) the Fund's obligations to repurchase securities under a reverse repurchase agreement and to settle when-issued and forward commitment transactions; and (2) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit).

SHORT SALES

The Fund may make short sales of securities against the box. A short sale is "against the box" to the extent that while the short position is open, the Fund must own an equal amount of the securities sold short, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may in certain cases be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out. Under recently enacted legislation, if the Fund has unrealized gain with respect to a long position and enters into a short sale against-the-box, the Fund generally will be deemed to have sold the long position for tax purposes and thus will recognize gain. Prohibitions on entering short sales other than against the box does not restrict the Fund's ability to use short-term credits necessary for the clearance of portfolio transactions.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. Counterparties to the Fund's reverse repurchase agreements must be primary dealers that report to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States.

Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by the Fund with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. When the Fund enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of the security, although delivery and payment occur at a later date. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments.

At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. The value of the fixed income securities to be delivered in the future will fluctuate as interest rates and the credit of the underlying issuer vary. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. The Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than purchase the security. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation.

To the extent the Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to dispose of the right to acquire these securities before the settlement date if deemed advisable.

The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. If Norwest were to forecast incorrectly the direction of interest rate movements, however, the Fund might be required to complete when-issued or forward transactions at prices inferior to the current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, the Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for the Fund to "roll over" its purchase commitment, the Fund may receive a negotiated fee. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of the Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. For purposes of the Fund's investment policies, the purchase of securities with a settlement date occurring on a Public Securities Association approved settlement date is considered a normal delivery and not a when-issued or forward commitment purchase.

REPURCHASE AGREEMENTS

The Fund may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Norwest will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price (including accrued interest). In the event of default by the seller under the repurchase agreement, the Fund may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, Norwest reviews the credit-worthiness of those banks and dealers with which the Fund enters into repurchase agreements.

Counterparties to the Fund's repurchase agreements must be a primary dealer that reports to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States.

Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve book-entry system.
Repurchase agreements are considered to be loans by the Fund for certain purposes under the 1940 Act.

2.       INVESTMENT LIMITATIONS

For purposes of all fundamental and  nonfundamental  investment  policies of the
Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

The Fund has adopted the investment policies listed in this section which are nonfundamental policies unless otherwise noted. Except for its investment objective, which is fundamental, the Fund has not adopted any fundamental policies except as required by the 1940 Act.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy cannot be changed without the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented.

FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations which are fundamental policies:

(1)      DIVERSIFICATION

                  The Fund may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer

(2)      CONCENTRATION

                  The Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on (i) investments in U.S. Government securities, in repurchase agreements covering U.S. Government securities, in securities issued by the states, territories and possessions of the United States ("municipal securities") or in foreign government securities or (ii) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy. For purposes of this policy (i) "mortgage related securities," as that term is defined in the 1934 Act are treated as securities of an issuer in the industry of the primary type of asset backing the security,
                  (ii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iii) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

(3)      BORROWING

                  The Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets. For purposes of this limitation, the following are not treated as borrowings to the extent they are fully collateralized: (i) the delayed delivery of purchased securities (such as the purchase of when-issued securities),
                  (ii) reverse repurchase agreements; (iii) dollar roll transactions; and (iv) the lending of securities.

(4)      ISSUANCE OF SENIOR SECURITIES

                  The Fund may issue senior securities except to the extent permitted by the 1940 Act.

(5)      UNDERWRITING ACTIVITIES

                  The Fund may not underwrite (as that term is defined by the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of the Fund's assets, the Fund may be considered to be an underwriter.

(6)      MAKING LOANS

                  The Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

(7)      PURCHASES AND SALES OF REAL ESTATE

                  The Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other investments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(8)      PURCHASES AND SALES OF COMMODITIES

                  The Fund may not purchase or sell physical commodities unless acquired as a result of the ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations which are not fundamental policies. The policies of the Fund may be changed by the Board.

(1)      BORROWING

                  The Fund may not borrow money or enter into leverage transactions if, as a result, the total of borrowings and liabilities under leverage transactions (other than for temporary or emergency purposes), would exceed an amount equal to 5% of the Fund's total assets. The Fund may not purchase or otherwise acquire any security if the total of borrowings and liabilities under leverage transactions would exceed an amount equal to 5% of the Fund's total assets.

(2)      ILLIQUID SECURITIES

                  The Fund may not invest more than 10% of its net assets in illiquid assets such as: (I) securities that cannot be disposed of within seven days at their then-current value,
                  (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

 (3)     OTHER INVESTMENT COMPANIES

                  The Fund may not invest in securities of another investment company, except to the extent permitted by the 1940 Act.

(4)      MARGIN AND SHORT SALES

                  The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. The Fund may not purchase securities on margin, except that the Fund may use short-term credit for clearance of the Fund's transactions, and provided that the initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(6)      PLEDGING

                  The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions.

 (7)     SECURITIES WITH VOTING RIGHTS

                  The Fund may not purchase securities having voting rights except securities of other investment companies; provided that the Fund may hold securities with voting rights obtained through a conversion or other corporate transaction of the issuer of the securities, whether or not the Fund was permitted to exercise any rights with respect to the conversion or other transaction.

(8)      LENDING OF PORTFOLIO SECURITIES

                  The Fund may not lend a security if, as a result, the amount of loaned securites would exceed an amount equal to 33 1/3% of the Fund's total assets, as determined by SEC guidelines.

(9)       EXERCISING CONTROL OF ISSUERS

                  The Fund may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

(10)     OPTIONS AND FUTURES CONTRACTS

                  The Fund may not invest in options, futures contracts or options on futures contracts.

(11)     WARRANTS

                  The Fund may not invest in warrants if: (1) more than 5% of the value of the Fund's net assets would will be invested in warrants (valued at the lower of cost or market) or (2) more than 2% of the value of the Fund's net assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange; provided, that warrants acquired by the Fund attached to securities are deemed to have no value.

(12)     PURCHASES AND SALES OF COMMODITIES

                  The Fund may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities.

3.       PERFORMANCE AND ADVERTISING DATA

Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. All performance information supplied by the Fund is historical and is not intended to indicate future returns. The Fund's yield and total return fluctuate in response to market conditions and other factors. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00.

In performance advertising, the Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, Russell 2000 Index, Morgan Stanley - Europe, Australian and Far East Index, Lehman Brothers Intermediate Government Index, Lehman Brothers Intermediate Government/Corporate Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, the Fund may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

SEC YIELD CALCULATIONS

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Norwest, Processing Organizations and others may charge their customers, various retirement plans or other shareholders that invest in the Fund fees in connection with an investment in the Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of the Fund are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations for the Fund will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value reflects the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Income calculated for the purpose of determining the Fund's standardized yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.


OTHER ADVERTISEMENT MATTERS

The Fund may also include various information in its advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of Norwest or summaries of the views of the portfolio managers with respect to the financial markets; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federally and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

In connection with its advertisements the Fund may provide "shareholders' letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from Norwest or its parent corporation that Norwest has for more than 60 years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that Norwest believes that it has been successful as a national financial service firm.

4.       MANAGEMENT

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers of the Trust and their principal occupations during the past five years and age as of July 1, 1998 are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk. The officers set forth below, as well as certain other officers and Trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Trust may include) Forum, its affiliates or certain non-banking affiliates of Norwest.

JOHN Y. KEFFER, Chairman and President,* Age 54.

     President and Owner, Forum Financial Services, Inc. (a registered broker-dealer), Forum Administrative Services, Limited Liability Company (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent), and other companies within the Forum Financial Group of companies. Mr. Keffer is a Director, Trustee and/or officer of various registered investment companies for which Forum Financial Services, Inc. or its affiliates serves as manager, administrator or distributor. His address is Two Portland Square, Portland, Maine 04101.

ROBERT C. BROWN, Trustee,* Age 65.

     Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation since February 1993. Prior thereto, he was Manager of Capital Markets Group, Norwest Corporation (a multi-bank holding company and parent of Norwest), until 1991. His address is 1431 Landings Place, Sarasota, Florida 34231.

DONALD H. BURKHARDT, Trustee, Age 70.

     Principal of The Burkhardt Law Firm. His address is 777 South Steele Street, Denver, Colorado 80209.

JAMES C. HARRIS, Trustee, Age 76.

     President and sole Director of James C. Harris & Co., Inc. (a financial consulting firm). Mr. Harris is also a liquidating trustee and former Director of First Midwest Corporation (a small business investment company). His address is 6950 France Avenue South, Minneapolis, Minnesota 55435.

RICHARD M. LEACH, Trustee, Age 63.

     President of Richard M. Leach Associates (a financial consulting firm) since 1992. Prior thereto, Mr. Leach was Senior Adviser of Taylor Investments (a registered investment adviser), a Director of Mountainview Broadcasting (a radio station) and Managing Director of Digital Techniques, Inc. (an interactive video design and manufacturing company). His address is P.O. Box 1888, New London, New Hampshire 03257.

JOHN S. MCCUNE,* Trustee, Age 46.

     President, Norwest Investment Services, Inc. (a broker-dealer subsidiary of Norwest bank) His address is 608 2nd Avenue South, Minneapolis, Minnesota 55479.

TIMOTHY J. PENNY, Trustee, Age 45.

     Senior Counselor to the public relations firm of Himle-Horner since January 1995 and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization) since January 1995. Prior thereto Mr. Penny was the Representative to the United States Congress from Minnesota's First Congressional District. His address is 500 North State Street, Waseca, Minnesota 56095.

DONALD C. WILLEKE, Trustee, Age 56.

     Principal of the law firm of Willeke & Daniels. His address is 201 Ridgewood Avenue, Minneapolis, Minnesota 55403.

SARA M. MORRIS, Vice President and Treasurer, Age 33.

     Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Morris was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Morris is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

DAVID I. GOLDSTEIN, Vice President and Secretary, Age 35.

     Managing Director and General Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Mr. Goldstein is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

THOMAS G. SHEEHAN, Vice President and Assistant Secretary, Age 42.

     Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

PAMELA J. WHEATON, Assistant Treasurer, Age 38.

     Manager - Tax and Compliance Group, Forum Financial Services, Inc., with which she has been associated since 1989. Ms. Wheaton is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

MAX BERUEFFY, Assistant Secretary (age 44)

     Senior Counsel, Forum Financial Services, Inc., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

DON L. EVANS, Assistant Secretary, Age 49.

     Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since 1995. Prior thereto, Mr. Evans was associated with the law firm of Bisk & Lutz and prior thereto was associated with the law firm of Weiner & Strother. Mr. Evans is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine.

EDWARD C. LAWRENCE, Assistant Secretary, Age 28.

     Fund Administrator, Forum Financial Services, Inc., with which he has been associated since 1997. Prior thereto, Mr. Lawrence was a self-employed contractor on antitrust cases with the law firm of White & Case. After graduating from law school, from 1994-1996, Mr. Lawrence worked as an assistant public defender for the Missouri State Public Defender's Office. His address is Two Portland Square, Portland, Maine 04101.

COMPENSATION OF TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee of the Trust is paid a retainer fee in the total amount of $6,000, payable quarterly, for the Trustee's service to the Trust and to Norwest Select Funds, a separate registered open-end management investment company for which each Trustee serves as trustee. In addition, each Trustee is paid $3,000 for each regular Board meeting attended (whether in person or by electronic communication), is paid an additional $2,000 for the Board meeting held in July (at which the Trust's contracts with service providers are reviewed) and is paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. Mr. Keffer received no compensation for his services as Trustee for the past year or compensation or reimbursement for his associated expenses. In addition, no officer of the Trust is compensated by the Trust.

Mr. Burkhardt, Chairman of the Trust's and Norwest Select Funds' audit committees, receives additional compensation of $8,000 from the Trust and Norwest Select Funds allocated pro rata between the Trust and Norwest Select Funds based upon relative net assets, for his services as Chairman. Each Trustee was elected by shareholders on April 30, 1997.

The following table provides the aggregate compensation paid to the Trustees of the Trust by the Trust and Norwest Select Funds, combined. Norwest Select Funds have a December 31 fiscal year end. Information is presented for the twelve month period ended May 31, 1997, which was the fiscal year end of all of the Trust's portfolios.

                                                                             TOTAL COMPENSATION FROM
                                                     TOTAL COMPENSATION       THE TRUST AND NORWEST
                                                       FROM THE TRUST             SELECT FUNDS
                                                       --------------             ------------

         Mr. Brown                                        $30,942                    $31,000
         Mr. Burkhardt                                    $36,932                    $37,000
         Mr. Harris                                       $30,942                    $31,000
         Mr. Leach                                        $30,942                    $31,000
         Mr. Penny                                        $30,942                    $31,000
         Mr. Willeke                                      $30,942                    $31,000

Neither the Trust nor Norwest Select Funds has adopted any form of retirement plan covering Trustees or officers. For the twelve month period ended May 31, 1997 total expenses of the Trustees (other than Mr. Keffer) was $22,804 and total expenses of the trustees of Norwest Select Funds was $46.

As of July 1, 1998, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISORY SERVICES

GENERAL

The advisory fee for the Fund is based on the average daily net assets of the Fund at the annual rate disclosed in the Fund's prospectus. All investment advisory fees are accrued daily and paid monthly. The Adviser, in its sole discretion, may waive or continue to waive all or any portion of its investment advisory fees.

In addition to receiving its advisory fee from the Fund, Norwest and its affiliates may act and be compensated as investment manager for their clients with respect to assets which are invested in the Fund. In some instances Norwest or its affiliates may elect to credit against any investment management, custodial or other fee received from, or rebate to, a client who is also a shareholder in the Fund an amount equal to all or a portion of the fees received by Norwest or any of its affiliates from the Fund with respect to the client's assets invested in the Fund.

NORWEST INVESTMENT MANAGEMENT

Norwest furnishes at its expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. With respect to the Fund, the Investment Advisory Agreement between the Trust and Norwest will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not interested persons of any party to the Investment Advisory Agreement, at a meeting called for the purpose of voting on the Investment Advisory Agreement. The Investment Advisory Agreement provides that Norwest may delegate its responsibilities to any investment subadviser approved by the Board and, as applicable, shareholders, with respect to all or any portion of the assets of the Fund.

The Investment Advisory Agreement is terminable without penalty with respect to the Fund on 60 days' written notice: (1) by the Board or by a vote of a majority of the outstanding voting securities of the Fund to the Adviser or (2) by the Adviser on 60 days' written notice to the Trust. The Investment Advisory Agreement shall terminate upon assignment. The Investment Advisory Agreement also provides that, with respect to the Fund, neither Norwest nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing in the Investment Advisory Agreement shall be deemed to protect, or purport to protect, the Adviser against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Norwest's duties or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreement. The Investment Advisory Agreement provides that Norwest may render services to others.

Norwest Investment Management, Inc. Is a part of Norwest Corporation which as of June 30, 1997, was a $83.6 billion financial services company providing banking, insurance, investments, mortgage and consumer finance through 3,844 stores in all 50 states, Canada, the Caribbean, Central America and elsewhere internationally.

MANAGEMENT AND ADMINISTRATIVE SERVICES

MANAGER AND ADMINISTRATOR

Forum manages all aspects of the Trust's operations with respect to the Fund except those which are the responsibility of FAS or Norwest. With respect to the Fund, Forum has entered into a Management Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to the Fund, Forum: (1) oversees: (a) the preparation and maintenance by the Adviser and the Trust's administrator, custodian, transfer agent, dividend disbursing agent and fund accountant (or if appropriate, prepares and maintains) in such form, for such periods and in such locations as may be required by applicable law, of all documents and records relating to the operation of the Trust required to be prepared or maintained by the Trust or its agents pursuant to applicable law; (b) the reconciliation of account information and balances among the Adviser and the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant; (c) the transmission of purchase and redemption orders for Shares; (d) the notification of the Adviser of available funds for investment; and (e) the performance of fund accounting, including the calculation of the net asset value per Share; (2) oversees the Trust's receipt of the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (3) oversees the performance of administrative and professional services rendered to the Trust by others, including its administrator, custodian, transfer agent, dividend disbursing agent and fund accountant, as well as accounting, auditing, legal and other services performed for the Trust; (4) provides the Trust with adequate general office space and facilities and provides, at the Trust's request and expense, persons suitable to the Board to serve as officers of the Trust; (5) oversees the preparation and the printing of the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (6) oversees the preparation of proxy and information statements and any other communications to shareholders; (7) with the cooperation of the Trust's counsel, investment advisers and other relevant parties, oversees the preparation and dissemination of materials for meetings of the Board; (8) oversees the preparation, filing and maintenance of the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (9) oversees registration and sale of Fund shares, to ensure that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (10) oversees the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; (11) oversees the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of the Fund as a regulated investment company under the Code, as amended, and oversees the preparation and distribution to appropriate parties of notices announcing the declaration of dividends and other distributions to shareholders; (12) reviews and negotiates on behalf of the Trust normal course of business contracts and agreements; (13) maintains and reviews periodically the Trust's fidelity bond and errors and omission insurance coverage; and (14) advises the Trust and the Board on matters concerning the Trust and its affairs.

The Management Agreement terminates automatically if assigned and may be terminated without penalty with respect to the Fund by vote of the Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Management Agreement also provides that neither Forum nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of their obligations and duties under the Management Agreement.

FAS manages all aspects of the Trust's operations with respect to the Fund except those which are the responsibility of Forum or Norwest. With respect to the Fund, Forum has entered into a Administrative Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Administration Agreement.

On behalf of the Trust and with respect to the Fund, FAS: (1) provides the Trust with, or arranges for the provision of, the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (2) assists in the preparation and the printing and the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (3) assists in the preparation of proxy and information statements and any other communications to shareholders; (4) assists the Advisers in monitoring Fund holdings for compliance with Prospectus and SAI investment restrictions and assist in preparation of periodic compliance reports; (5) with the cooperation of the Trust's counsel, Norwest, the officers of the Trust and other relevant parties, is responsible for the preparation and dissemination of materials for meetings of the Board; (6) is responsible for preparing, filing and maintaining the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (7) is responsible for maintaining the Trust's existence and good standing under state law; (8) monitors sales of shares and ensures that such shares are properly and duly registered with the SEC and applicable state and other securities commissions;
(9) is responsible for the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; and (10) is responsible for the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of the Fund as a regulated investment company under the Code, as amended, and prepares and distributes to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders.

The Administrative Agreement terminates automatically if assigned and may be terminated without penalty with respect to the Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Agreement also provides that neither FAS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAS's or their duties or by reason of reckless disregard of their obligations and duties under the Administrative Agreement.

Pursuant to their agreements with the Trust, Forum and FAS may subcontract any or all of their duties to one or more qualified subadministrators who agree to comply with the terms of Forum's Management Agreement or FAS's Administration Agreement, respectively. Forum and FAS may compensate those agents for their services; however, no such compensation may increase the aggregate amount of payments by the Trust to Forum or FAS pursuant to their Management and Administration Agreements with the Trust.

DISTRIBUTION

Forum also acts as distributor of the shares of the Fund. Forum acts as the agent of the Trust in connection with the offering of shares of the Fund on a "best efforts" basis pursuant to a Distribution Services Agreement.

Under the Distribution Services Agreement, the Trust has agreed to indemnify, defend and hold Forum, and any person who controls Forum within the meaning of
Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Forum or any such controlling person may incur, under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Trust's Registration Statement or the Fund's Prospectus or Statement of Additional Information in effect from time to time under the 1933 Act or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading. Forum is not, however, protected against any liability to the Trust or its shareholders to which Forum would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Forum's reckless disregard of its obligations and duties under the Distribution Services Agreement.

With respect to the Fund, the Distribution Services Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Distribution Services Agreement or interested persons of any such party.

The Distribution Services Agreement terminates automatically if assigned. With respect to the Fund, the Distribution Services Agreement may be terminated at any time without the payment of any penalty: (1) by the Board or by a vote of the Fund's shareholders, on 60 days' written notice to Forum or (2) by Forum on 60 days' written notice to the Trust.

TRANSFER AGENT

Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 acts as Transfer Agent of the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Transfer Agency Agreement.

The responsibilities of the Transfer Agent include: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (4) assisting in processing purchase and redemption transactions and receiving wired funds; (5) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (6) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (7) furnishing periodic statements and confirmations of purchases and redemptions; (8) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (9) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (10) providing such other related services as the Trust or a shareholder may request.

For its services, the Transfer Agent receives a fee computed daily and paid monthly from the Trust, with respect to the Fund, at an annual rate of 0.25% of the Fund's average daily net assets.

CUSTODIAN

Pursuant to a Custodian Agreement, Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 serves as the Fund's custodian (in this capacity the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, determining income and collecting interest on Fund investments. The fee is computed and paid monthly, based on the average daily net assets of the Fund, the number of portfolio transactions of the Fund and the number of securities in the Fund's portfolio.

The Fund will not pay custodian fees to the extent the Fund invests in shares of another registered investment company. If the Fund were to so invest, it would incur its proportionate share of the custodial fees of the investment company or companies in which it invests.

PORTFOLIO ACCOUNTING

Forum Accounting, an affiliate of Forum, performs portfolio accounting services for the Fund pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement.

Under the Fund Accounting Agreement, Forum Accounting prepares and maintains books and records of the Fund on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of the Fund and dividends and capital gain distributions and prepares periodic reports to shareholders and the SEC. For its services, Forum Accounting receives from the Trust with respect to the Fund a fee of $3,000 per month. In addition, Forum Accounting is paid additional surcharges for each of the following: (1) if the Fund has asset levels exceeding $100 million - $500/month, if the Fund has asset levels exceeding $250 million - $1000/month, if the Fund has asset levels exceeding $500 million - $1,500/month, if the Fund has asset levels exceeding $1,000 million - $2,000/month; (2) if the Fund has more than 100 security positions - $1,000/month; and (3) if the Fund has a monthly portfolio turnover rate of 10% or greater - $1,000/month.

Surcharges are determined based upon the total assets, security positions or other factors as of the end of the prior month and on the portfolio turnover rate for the prior month. The rates set forth above shall remain fixed through December 31, 1998. On January 1, 1999, and on each successive January 1, the rates may be adjusted automatically by Forum without action of the Trust to reflect changes in the Consumer Price Index for the preceding calendar year, as published by the U.S. Department of Labor, Bureau of Labor Statistics. Forum shall notify the Trust each year of the new rates, if applicable

Forum Accounting is required to use its best judgment and efforts in rendering fund accounting services and is not liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. Forum Accounting is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and the Trust has agreed to indemnify and hold harmless Forum Accounting, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to Forum Accounting's actions taken or failures to act with respect to the Fund or based, if applicable, upon information, instructions or requests with respect to the Fund given or made to Forum Accounting by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting's actions taken or failures to act in cases of Forum Accounting's own bad faith, willful misconduct or gross negligence.

EXPENSES

Subject to the obligations of Norwest to reimburse the Trust for its excess expenses as described above, the Trust has, under its Investment Advisory Agreements, confirmed its obligation to pay all its other expenses, including:
(1) interest charges, taxes, brokerage fees and commissions; (2) certain insurance premiums; (3) fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent; (4) telecommunications expenses; (5) auditing, legal and compliance expenses; (6) costs of the Trust's formation and maintaining its existence; (7) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (8) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (9) costs of reproduction, stationery and supplies; (10) compensation of the Trust's trustees, officers and employees and costs of other personnel performing services for the Trust who are not officers of Norwest, Forum or affiliated persons of Norwest or Forum; (11) costs of corporate meetings; (12) registration fees and related expenses for registration with the SEC and the securities regulatory authorities of other countries in which the Trust's shares are sold; (13) state securities law registration fees and related expenses; (14) fees and out-of-pocket expenses payable to Forum Financial Services, Inc. under any distribution, management or similar agreement; (15) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act.

5.       PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Fund usually are principal transactions. Debt instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases of debt and equity securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. In the case of debt securities and equity securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

The Fund may effect purchases and sales through brokers who charge commissions, although the Trust does not anticipate that the Fund will do so.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, the Board has authorized Norwest to employ its respective affiliates to effect securities transactions of the Fund, provided certain other conditions are satisfied. Payment of brokerage commissions to an affiliate of Norwest for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions. It is the Fund's policy that commissions paid to Norwest Investment Services, Inc. ("NISI") and other affiliates of Norwest will, in the judgment of Norwest, be: (1) at least as favorable as commissions contemporaneously charged by the affiliate on comparable transactions for its most favored unaffiliated customers and (2) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board, including a majority of the disinterested Trustees, has adopted procedures to ensure that commissions paid to affiliates of Norwest by the Fund satisfy the foregoing standards.

The Fund does not have an understanding or arrangement to direct any specific portion of its brokerage to an affiliate of Norwest, and will not direct brokerage to an affiliate of Norwest in recognition of research services.

From time to time, the Fund may purchase securities of a broker or dealer through which it regularly engages in securities transactions.

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions, including certain dealer spreads, paid in connection with securities transactions, Norwest takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. Norwest may also take into account payments made by brokers effecting transactions for the Fund: (1) to the Fund or (2) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay.

In addition, Norwest may give consideration to research services furnished by brokers to Norwest for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment Norwest's own internal research and investment strategy capabilities. Such research and analysis may be used by Norwest in connection with services to clients other than the Fund, and not all such services may be used by Norwest in connection with the Fund. The Fund's fees are not reduced by reason of Norwest's receipt of the research services.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the obligation to seek the most favorable price and execution available and such other policies as the Board may determine, Norwest may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Investment decisions for the Fund will be made independently from those for any other account or investment company that is or may in the future become managed by Norwest or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective investment adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by Norwest occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       ADDITIONAL PURCHASE, REDEMPTION AND
         EXCHANGE INFORMATION

GENERAL

Shares of the Fund are sold on a continuous basis by the distributor.

As described in the Prospectus, under certain circumstances the Fund may close early and advance time by which the Fund must receive a purchase or redemption order and payments. In that case, if an investor placed an order after the cut-off time the order would be processed on the follow-up business day and the investor's access to the fund would be temporarily limited.

EXCHANGES

By making an exchange by telephone, the investor authorizes the Trust's transfer agent to act on telephonic instructions believed by the Trust's transfer agent to be genuine instructions from any person representing himself or herself to be the investor. The records of the Trust's transfer agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

Shareholders of the Fund may purchase, with the proceeds from a redemption of all or part of their shares, Institutional Shares of Ready Cash Investment Fund, shares of Municipal Money Market Fund and ____________ or I Shares of ____________ of the Trust.

REDEMPTIONS

In addition to the situations described in the Prospectus with respect to the redemptions of shares, the Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus from time to time.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed a formal election with the SEC pursuant to which the Fund will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. of the original B Shares.

7.       TAXATION

The Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Code. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment, and of the application of state and local tax laws to his or her particular situation.

Since the Fund expects to derive substantially all of its gross income (exclusive of capital gains) from sources other than dividends, it is expected that none of the Fund's dividends or distributions will qualify for the dividends-received deduction for corporations.

The Fund's investments in zero coupon securities will be subject to special provisions of the Code which may cause the Fund to recognize income without receiving cash necessary to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. In order to satisfy those distribution requirements the Fund may be forced to sell other portfolio securities.

8.   ADDITIONAL INFORMATION ABOUT THE TRUST AND
     THE SHAREHOLDERS OF THE FUND

DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the SEC, the Board has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, One Battery Park Plaza, New York, NY 10004.

___________________, 99 High Street, Boston, MA 02110, independent auditors, served as the independent auditors for the Trust for the fiscal years ended May 31, 1994 and thereafter. For the prior fiscal periods another audit firm acted as independent auditors of the Trust's predecessor corporation.

GENERAL INFORMATION

The Trust's shares are divided into forty separate series.

The Trust's shareholders are not personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject the Trust shareholders to liability. To guard against this risk, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by the Trust or its Trustees, and provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust shareholder is extremely remote.

In order to adopt the name Norwest Advantage Funds, the Trust agreed in each Investment Advisory Agreement with Norwest that if Norwest ceases to act as investment adviser to the Trust or any Fund whose name includes the word "Norwest," or if Norwest requests in writing, the Trust shall take prompt action to change the name of the Trust and any such Fund to a name that does not include the word "Norwest." Norwest may from time to time make available without charge to the Trust for the Trust's use any marks or symbols owned by Norwest, including marks or symbols containing the word "Norwest" or any variation thereof, as Norwest deems appropriate. Upon Norwest's request in writing, the Trust shall cease to use any such mark or symbol at any time. The Trust has acknowledged that any rights in or to the word "Norwest" and any such marks or symbols which exist or may exist, and under any and all circumstances, shall continue to be, the sole property of Norwest. Norwest may permit other parties, including other investment companies, to use the word "Norwest" in their names without the consent of the Trust. The Trust shall not use the word "Norwest" in conducting any business other than that of an investment company registered under the Act without the permission of Norwest.

Prior to the public offering of the Fund's shares, Forum Financing, Inc., the holder of the initial shares of the Fund, may be deemed to control the Fund.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM DEBT

MOODY'S INVESTORS SERVICE

Moody's two highest ratings for short-term debt are "Prime-1" and "Prime-2". Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: Leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated "Prime-1" but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S

S&P's two highest commercial paper ratings are "A-1" and "A-2". Issues assigned an "A" rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An "A-1" designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an "A-2" designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1". "A-3" issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated "A-2" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH IBCA, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

"F-1+". Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1". Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.

(A)      FINANCIAL STATEMENTS.

Included in the Prospectus:

         Not Applicable to this filing.

Included in the Statement of Additional Information:

         Not Applicable to this filing.

(B)      EXHIBITS.

NOTE: "*" INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE. ALL REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 33-9645.

(1)*     Trust  Instrument  of  Registrant as now in effect (filed as  Exhibit 1
         to  PEA  No. 35  via   EDGAR  on   March  8,  1996,  accession   number
         0000912057-96-004243).

(2)* By-Laws of Registrant as now in effect (filed as Exhibit 2 to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(3)      Not Applicable.

(4)* Specimen Certificate for shares of beneficial interest of each class of each portfolio of Registrant. Except for the names of the classes of shares and CUSIP numbers. The certificate of each class of each portfolio of Registrant is substantially the same as the specimen certificate, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act (filed as Exhibit 4 to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(5)      (a)*  Form of Investment  Advisory  Agreement  between  Registrant  and
               Norwest Investment Management, Inc. relating to Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund, Municipal Money Market Fund, Stable Income Fund, Short Maturity Government Bond Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota
               Tax-Free Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced Fund, Index Fund, Income Equity Fund, ValuGrowth-SM- Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Diversified Small Cap Fund, Small Cap Opportunities Fund, Contrarian Stock Fund, International Fund, Norwest WealthBuilder II High Growth Portfolio, Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth and Income Balanced Portfolio, Performa Smith Disciplined Growth Fund, Performa Smith Small Cap Value Fund, Performa Large Cap Value Fund, Performa Galliard Strategic Value Bond Fund and Performa Schroder Global Growth Fund. Except for the names of each series of the Registrant, the Investment Advisory Agreement of each series of Registrant is substantially the same as the Investment Advisory Agreement, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act (filed as Exhibit 5(a) to PEA No. 43 via EDGAR on July 16, 1997, accession number 0000912057-97-024361).

         (b)* Investment Sub-Advisory Agreement between Registrant and Crestone Capital Management, Inc. relating to Small Company Stock Fund (filed as Exhibit 5(c) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

         (c)* Investment Sub-Advisory Agreement between Registrant and Schroder Capital Management International Inc. relating to the Diversified Equity Fund, Growth Equity Fund, International Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund (filed as Exhibit 5(d) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).


         (e)* Form of Investment Sub-Advisory Agreement between Registrant and Galliard Capital Management International Inc. relating to the Stable Income Fund (filed as Exhibit 5(e) to PEA No. 43 via EDGAR on July 16, 1997, accession number 0000912057-97-024361).

         (f)* Form of Investment Sub-Advisory Agreement between Registrant and Peregrine Capital Management International Inc. relating to the Small Company Growth Fund and Large Company Growth Fund (filed as
               Exhibit 5(f) to PEA No. 43 via EDGAR on July 16, 1997, accession number 0000912057-97-024361).

         (g)* Form of Investment Sub-Advisory Agreement between Registrant and United Capital Management relating to Total Return Bond Fund and Contrarian Stock Fund (filed as Exhibit 5(g) to PEA No. 43 via EDGAR on July 16, 1997, accession number 0000912057-97-024361).

         (h)* Form of Investment Sub-Advisory Agreement between Registrant and Galliard Capital Management International Inc. relating to Performa Galliard Strategic Value Bond Fund (filed as Exhibit 5(c) to PEA No. 35 via EDGAR on March 8, 1997, accession number 0000912057-96-004243).

         (i)* Form of Investment Sub-Advisory Agreement between Registrant and Smith Asset Management Group, LP relating to Performa Smith Disciplined Growth Fund and Performa Smith Small Cap Value Fund (filed as Exhibit 5(i) to PEA No. 46 via EDGAR on September 30, 1997, accession number 00000912057-97-032214).

(6)* Distribution Agreement between Registrant and Forum Financial Services, Inc. relating to each portfolio of Registrant (filed as
         Exhibit 6 to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(7)      Not Applicable.

(8)     (a)*   Custodian   Agreement   between   Registrant   and  Norwest  Bank
               Minnesota, N.A. dated August 1, 1993 as amended November 11, 1994
               (filed as Exhibit 8(a) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

        (b)*   Transfer  Agency  Agreement to be between  Registrant and Norwest
               Bank Minnesota, N.A. (filed as Exhibit 8(b) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(9)     (a)*   Management  Agreement  between  Registrant  and  Forum  Financial
               Services, Inc. relating to each portfolio of Registrant (filed as Exhibit 9(a) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

        (b)* Fund Accounting Agreement between Registrant and Forum Financial Corp. (filed as Exhibit 9(b) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

        (c)* Administration Services Agreement between Registrant and Norwest Bank Minnesota, N.A. relating to International Fund (filed as
               Exhibit 9(c) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(10)    (a)*   Opinion of Seward & Kissel (filed on December 31, 1986 as Exhibit
               10(a) of PreEA 2).

        (b)*   Opinion of Seward & Kissel  (filed as Exhibit 10(a) to PEA No. 35
               via    EDGAR    on    March    8,    1996,    accession    number
               0000912057-96-004243).

(11)    (a)    Not applicable.

(11)    (b)    Not applicable.

(12)           Not Applicable.

(13)* Investment representation letter of John Y. Keffer as initial purchaser of shares of stock of Registrant (filed on December 31, 1986 as Exhibit 13 of PreEA 2).

(14)*    Individual Retirement Account  materials (filed  on  April 22, 1994  as
         Exhibit 14 to PEA 24).

(15)* Rule 12b-1 Plan adopted by Registrant with respect to the Income Fund, Tax-Free Income Fund, Minnesota Tax-Free Fund, ValuGrowth Stock Fund, Adjustable U.S. Government Reserve Fund, Colorado Tax-Free Fund, Income Stock Fund, Arizona Tax-Free Fund, Contrarian Stock Fund, Small Company Stock Fund, Government Income Fund, Total Return Bond Fund, Stable Income Fund, Income Equity Fund, Diversified Equity Fund, Intermediate U.S. Government Fund, Growth Equity Fund and Exchange Shares of Ready
         Cash Investment Fund (filed as Exhibit 15 to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(16)* Schedule for Computation of each Performance Quotation provided in the Registration Statement in response to Item 22 (filed as Exhibit 16 to PEA No. 42 via EDGAR on June 2, 1997, accession number 0000912057-97-019290).

(17)* Financial Data Schedule (filed as Exhibit 17 to PEA No. 46 via EDGAR on September 30, 1997, accession number 00000912057-97-032214).

(18)* Multiclass (Rule 18f-3) Plan adopted by Registrant (filed as Exhibit 18 to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

OTHER EXHIBITS

(A)* Power of Attorney of James C. Harris, Trustee of Registrant (filed as Other Exhibit A to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(B)* Power of Attorney of Richard M. Leach, Trustee of Registrant (filed as Other Exhibit B to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(C)* Power of Attorney of Robert C. Brown, Trustee of Registrant (filed as Other Exhibit C to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(D)* Power of Attorney of Donald H. Burkhardt, Trustee of Registrant (filed as Other Exhibit D to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(E)* Power of Attorney of John Y. Keffer, Trustee of Registrant (filed as Other Exhibit E to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(F)* Power of Attorney of Donald C. Willeke, Trustee of Registrant (filed as Other Exhibit F to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(G)* Power of Attorney of Timothy J. Penny, Trustee of Registrant (filed as Other Exhibit G to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(H)* Power of Attorney of John S. McCune, Trustee of Registrant (filed as Other Exhibit H to PEA No. 46 via EDGAR on September 30, 1997, accession number 00000912057-97-032214).


ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF MARCH 2, 1998.


TITLE OF CLASS OF UNIT OF BENEFICIAL INTEREST                       NUMBER OF
                                                                  RECORD HOLDERS

CASH INVESTMENT FUND  73

U.S. GOVERNMENT FUND  33

TREASURY FUND                                                         30

MUNICIPAL MONEY MARKET FUND
         Investor Shares                                              20
         Institutional Shares                                         17

READY CASH INVESTMENT FUND
         Investor Shares                                             192
         Exchange Class                                               19

INCOME FUND
         A Shares 382
         B Shares                                                    302
         I Shares                                                  3,021

TOTAL RETURN BOND FUND
         A Shares 110
         B Shares                                                    208
         I Shares                                                    350

LIMITED TERM TAX-FREE FUND
         I Shares                                                    348

COLORADO TAX-FREE FUND
         A Shares 462
         B Shares                                                    197
         I Shares                                                    350

MINNESOTA TAX-FREE FUND
         A Shares 546
         B Shares                                                    405
         I Shares                                                    176

MINNESOTA INTERMEDIATE TAX-FREE FUND
         I Shares                                                  1,375

TAX-FREE INCOME FUND
         A Shares 645
         B Shares                                                    271
         I Shares                                                  1,391

VALUGROWTH STOCK FUND
         A Shares 1,682
         B Shares                                                    787
         I Shares                                                     47

CONTRARIAN STOCK FUND
         A Shares 0
         B Shares                                                      0
         I Shares                                                     52

SMALL COMPANY STOCK FUND
         A Shares 780
         B Shares                                                    710
         I Shares                                                    232

DIVERSIFIED EQUITY FUND
         A Shares 3,203
         B Shares                                                  4,935
         I Shares                                                    827

GROWTH EQUITY FUND
         A Shares 1,195
         B Shares                                                  1,576
         I Shares                                                    760

LARGE COMPANY GROWTH FUND
         I Shares                                                    316

SMALL COMPANY GROWTH FUND
         I Shares                                                    125

DIVERSIFIED SMALL CAP FUND
         I Shares                                                      3

SMALL CAP OPPORTUNITIES FUND
         A Shares 576
         B Shares                                                    581
         I Shares                                                    206

INTERNATIONAL FUND
         A Shares 271
         B Shares                                                    255
         I Shares                                                    198

INCOME EQUITY FUND
         A Shares 3,626
         B Shares                                                  3,838
         I Shares                                                    423

INDEX FUND
         I Shares                                                    459

STRATEGIC INCOME FUND
         I Shares                                                    170

MODERATE BALANCED FUND
         I Shares                                                    433

GROWTH BALANCED FUND
         I Shares                                                    548

AGGRESSIVE BALANCED-EQUITY FUND
         I Shares                                                      6

LIMITED TERM GOVERNMENT INCOME FUND
         I Shares                                                  1,354

INTERMEDIATE GOVERNMENT INCOME FUND
         A Shares 542
         B Shares                                                    449
         I Shares                                                    100

DIVERSIFIED BOND FUND
         I Shares                                                    143

STABLE INCOME FUND
         A Shares 98
         B Shares                                                     65
         I Shares                                                    309

ITEM 27.   INDEMNIFICATION.

The general effect of Section 10.02 of Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of
Section 10.02 of Registrant's Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

Registrant's Investment Advisory Agreements, Investment Subadvisory Agreements, Management and Distribution Agreements and Distribution Services Agreements provide that Registrant's investment advisers and principal underwriter are protected against liability to the extent permitted by Section 17(i) of the Investment Company Act of 1940. Similar provisions are contained in the
Management Agreement and Transfer Agency and Fund Accounting Agreement. Registrant's principal underwriter is also provided with indemnification against various liabilities and expenses under the Management and Distribution Agreements and Distribution Services Agreements between Registrant and the principal underwriter; provided, however, that in no event shall the indemnification provision be construed as to protect the principal underwriter against any liability to Registrant or its security holders to which the principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under those agreements. Registrant's transfer agent and fund accountant and certain related individuals are also provided with indemnification against various liabilities and expenses under the Transfer Agency and Fund Accounting Agreements between Registrant and the transfer agent and fund accountant; provided, however, that in no event shall the transfer agent, fund accountant or such persons be indemnified against any liability or expense that is the direct result of willful misfeasance, bad faith or gross negligence by the transfer agent or such persons.

The preceding paragraph is modified in its entirety by the provisions of the Investment Advisory Agreements, Investment SubAdvisory Agreements, Management
and  Distribution  Agreements,   Distribution  Services

Agreements, Management Agreements, Transfer Agency Agreement and Fund Accounting Agreement of Registrant filed as Exhibits 5, 6, and 9 to Registrant's Registration Statement and incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

NORWEST INVESTMENT MANAGEMENT, INC.

The description of Norwest Investment Management, Inc., under the caption "Management -- Advisor" or Management of the Funds -- Norwest Investment Management" in each Prospectus and under the caption "Management -- Adviser" or "Management -Investment Advisory Services -- Norwest Investment Management" in each Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

         P. Jay Kiedrowski, Chairman, Chief Executive Officer and President, has been affiliated with NIM since 1989. Mr. Kiedrowski is also Executive Vice President of Norwest Bank Minnesota, N.A., and has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates since August, 1987.

         James W. Paulsen, Chief Investment Officer, has served in this capacity since January, 1997.

         Stephen P. Gianoli, Senior Vice President and Chief Executive Officer has been affiliated with NIM in various capacities since 1986.

         David S. Lunt, Vice President and Senior Portfolio Manager has been affiliated with NIM since 1997.

         Richard C. Villars, Vice President and Senior Portfolio Manager has been affiliated with NIM since 1997.

         Lee K. Chase, Vice President, has been affiliated with NIM since 1997.

         Andrew Owen, Vice President, has been affiliated with NIM since 1997.

         Eileen A. Kuhry, Investment Compliance Specialist, has been affiliated with NIM since 1997.

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC.

The description of Schroder Capital Management International Inc. ("Schroder") under the caption "Management of the Funds -- Investment Advisory Services -- Schroder Capital Management International Inc." in the Prospectus and "Management -- Investment Advisory Services" in the Statement of Additional Information relating to International Fund, Diversified Equity Fund, Growth Equity Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal officers of Schroder, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services international clients located principally in the United States.

          David M. Salisbury. Chief Executive Officer, Director and Chairman of SCMI; Joint Chief Executive and Director of Schroder Ltd.

          Richard R. Foulkes. Deputy Chairman/Executive Vice President of SCMI. Mr. Foulkes is also a Director of Schroder Ltd.

          John A. Troiano. Chief Executive and Director of SCMI. Mr. Troiano is also a Director of Schroder Ltd.

          David Gibson. Senior Vice President and Director of SCMI. Director of Schroder Capital Management and Senior Vice President of Schroder Ltd.

          John S. Ager. Senior Vice President and Director of SCMI. Mr. Ager is also a Director of Schroder Ltd.

          Sharon L. Haugh. Executive Vice President and Director of SCMI, Director and Chairman of Schroder Advisors Inc., and Director of Schroder Ltd.

          Gavin D.L. Ralston. Senior Vice President and Managing Director of SCMI; Director of Schroder Ltd.

          Mark J. Smith. Senior Vice President and Director of SCMI. Mr. Smith is also Director of Schroder Ltd.

          Robert G. Davy. Senior Vice President. Mr. Davy is also a Director of Schroder Ltd. and an officer of open end investment companies for which SCMI and/or its affiliates provide investment services.

          Jane P. Lucas. Senior Vice President and Director of SCMI; Director of Schroder Advisors Inc.; Director of Schroder Capital Management.

          C. John Govett. Director of SCMI; Group Managing Director of Schroder Ltd. And Director of Schroders plc.

          Phillipa J. Gould. Senior Vice President and Director of SCMI.

          Louise Croset. First Vice President and Director of SCMI, also First Vice President of Schroder Ltd.

          Abdallah Nauphal, Group Vice President and Director of SCMI.

CRESTONE CAPITAL MANAGEMENT, INC.

The description of Crestone Capital Management, Inc. ("Crestone") under the caption "Management -- SubAdviser" in the Prospectus and "Management -- Adviser -- SubAdviser -- Small Company Stock Fund" in the Statement of Additional Information relating to the Small Company Stock Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Crestone, including their business connections which are of a substantial nature. The address of Crestone is 7720 East Belleview Avenue, Suite 220, Englewood Colorado 80111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          Kirk McCown, President and Director.

          Mark Steven Sunderhuse, Senior Vice President and Director.

          P. Jay Kiedrowski, Director. Mr. Kiedrowski is also President and Chairman of the Board of Norwest and an Executive Vice President of Norwest Bank. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479.

          Steven P. Gianoli, Director. Mr. Gianoli is a Vice President of Norwest and Norwest Bank. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479.

          Susan Koonsman, Director. Ms. Koonsman is President of Norwest Investments & Trust. Her address is 1740 Broadway, Denver, Colorado 80274.

PEREGRINE CAPITAL MANAGEMENT, INC.

The description of Peregrine Capital Management, Inc. ("Peregrine") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund in the Statement of Additional Information relating to Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Peregrine, including their business connections which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          James  R.  Campbell,   Director.  Mr.  Campbell  is  President,  Chief
          Executive Officer and a Director of Norwest Bank. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479-0116

          Patricia D. Burns, Senior Vice President.

          Tasso H. Coin, Senior Vice President.

          John S. Dale, Senior Vice President.

          Julie M. Gerend, Senior Vice President. Prior to September, 1995, Ms. Gerend was Manager, Account Executive at Fidelity Institutional Retirement Services, Co.

          William D. Giese, Senior Vice President.

          Daniel J. Hagen, Vice President. Prior to May, 1996, Mr. Hagen was Managing Director of Piper Jaffray, Inc.

          Ronald G. Hoffman, Senior Vice President and Secretary.

          Frank T. Matthews, Vice President.

          Jeannine McCormick, Senior Vice President.

          Barbara K. McFadden, Senior Vice President.

          Robert B. Mersky, Chairman, President and Chief Executive Officer.

          Gary E. Nussbaum, Senior Vice President.

          James P. Ross, Vice President. Prior to November, 1996, Mr. Ross was Vice President of Norwest Bank.

          Jonathan L. Scharlau, Assistant Vice President.

          Jay H. Strohmaier, Senior Vice President. Prior to September, 1996, Mr. Strohmaier was Senior Vice President/Managed Accounts for Voyageur Asset Management.

          Paul E. von Kuster, Senior Vice President.

          Janelle M. Walter, Assistant Vice President.

          Paul R. Wurm, Senior Vice President.

          J. Daniel Vandermark, Vice President. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479-1013

          Albert J. Edwards, Senior Vice President. Prior to June 9, 1997, Mr. Edwards was Vice President/Marketing for U.S. Trust Company of California.

GALLIARD CAPITAL MANAGEMENT, INC.

The description of Galliard Capital Management, Inc. ("Galliard") under the caption "Management -- SubAdviser" in the Prospectus and "Management -- Adviser -- SubAdviser -- Stable Income Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund" in the Statement of Additional Information relating to the Stable Income Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Galliard, including their business connections which are of a substantial nature. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          Peter Jay Kiedrowski, Chairman. Mr. Kiedrowski is President and Chief Executive Officer of NIM; Chairman of Crestone and Executive Vice President of Norwest Bank.

          Richard Merriam, Principal and Senior Portfolio Manager.

          John Caswell, Principal and Senior Portfolio Manager.

          Karl Tourville, Principal and Senior Portfolio Manager.

          Laura Gideon, Senior Vice President of Marketing.

          Leela Scattum, Vice President of Operations.

UNITED CAPITAL MANAGEMENT

The description of United Capital Management ("UCM") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Diversified Bond Fund, Total Return Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund" in the Statement of Additional Information relating to the, Diversified Bond Fund, Total Return Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund" constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of UCM, including their business connections which are of a substantial nature. The address of UCM is 1700 Lincoln Street, Suite 3301, Denver, Colorado 80274 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          W. Lon Schreur, President. Mr. Schreur is Senior Vice President of Norwest Bank Colorado, N.A..

          John T. Groton, Vice President. Mr. Groton is Vice President of Norwest Bank Colorado, N.A.

          David B. Kinney, Vice President. Mr. Kinney is Vice President of Norwest Bank Colorado, N.A.

          James C. Peery, Senior Vice President. Mr. Peery is Vice President of Norwest Bank Colorado, N.A.

          Leona F. Bennett, Vice President. Ms. Bennett is Vice President of Norwest Bank Colorado, N.A.

          Denise B. Johnson, Vice President. Ms. Johnson is Vice President of Norwest Bank Colorado, N.A.

SMITH ASSET MANAGEMENT GROUP

The description of Smith Asset Management Group ("Smith") under the caption "Management -- SubAdviser" in the Prospectus and "Management -- Adviser --
SubAdviser -- Performa Disciplined Growth Fund and Performa Small Cap Value Fund" in the Statement of Additional Information relating to Performa Disciplined Growth Fund and Performa Small Cap Value Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Smith, including their business connections which are of a substantial nature. The address of Smith is 500 Crescent Court, Suite 250, Dallas, Texas 75201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          Stephen  S.  Smith,  President.  Mr.  Smith  is  President  and  Chief
          Executive   Officer.   Mr.  Smith  is  also  a  partner  of  Discovery
          Management.

          Stephen J. Summers, Chief Operating Officer. Mr. Summers is also a partner of Discovery Management.

          Sarah C. Castleman, Vice President. Ms. Castleman is also a partner of Discovery Management and prior thereto was an Assistant Vice President at NationsBank, 901 Main Street, 16th Floor, Dallas, Texas 75201.

ITEM 29.   PRINCIPAL UNDERWRITERS.

(a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, Forum Funds, The Highland Family of Funds, Monarch Funds, Norwest Funds, Norwest Select Funds, Sound Shore Fund, Inc. and Trans Adviser Funds, Inc.

(b) John Y. Keffer, President and Secretary of Forum Financial Services, Inc., is the Chairman and President of Registrant. David R. Keffer, Vice President and Treasurer of Forum Financial Services, Inc., is the Vice President, Assistant Treasurer and Assistant Secretary of Registrant. Their business address is Two Portland Square, Portland, Maine.

(c)      Not Applicable.

ITEM 30.   LOCATION OF BOOKS AND RECORDS.

The majority of accounts, books and other documents required to be maintained by 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Financial Services, Inc. at Two Portland Square, Portland, Maine 04101, at Forum Financial Corp., Two Portland Square, Portland, Maine 04101 and Forum Administrative Services, Limited Liability Company, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of Registrant's custodian. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of Registrant's investment advisers as indicated in the various prospectuses constituting Part A of this Registration Statement.

Additional records are maintained at the offices of Norwest Bank Minnesota, N.A., 733 Marquette Avenue, Minneapolis, MN 55479-0040, Registrant's investment adviser, custodian and transfer agent.

ITEM 31.   MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.   UNDERTAKINGS.

(i) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.



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



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 16th day of April, 1998.

                                                 NORWEST ADVANTAGE FUNDS


                                                 By:  /s/ John Y. Keffer
                                                    -----------------------
                                                      John Y. Keffer
                                                      President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed below by the following persons on the 16th day of April, 1998.

                   SIGNATURES                                   TITLE

(a)      Principal Executive Officer

             /s/ John Y. Keffer                               Chairman and
            -------------------------                         President
              John Y. Keffer


(b)      Principal Financial and Accounting Officer

            /s/ Sara M. Morris                                Treasurer
           -------------------------
             Sara M. Morris

(c)      A Majority of the Trustees

            /s/ John Y. Keffer                                Chairman
          --------------------------
              John Y. Keffer

              Robert C. Brown*                                Trustee
              Donald H. Burkhardt*                            Trustee
              James C. Harris*                                Trustee
              Richard M. Leach*                               Trustee
              Donald C. Willeke*                              Trustee
              Timothy J. Penny*                               Trustee
              John C. McCune*                                 Trustee

         *By: /s/ John Y. Keffer
             -----------------------
              John Y. Keffer
                  Attorney in Fact



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